Consolidated Statements of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Cash flows from operating activities:
Net income	$ 1,152	7,255	189,586	152,417
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	3,192	20,087	11,052	6,248
Allowance for doubtful accounts	929	5,847	1,770	511
Goodwill impairment charge	1,325	8,337
Changes in operating assets and liabilities:
Accounts receivable	(9,878)	(62,175)	(78,988)	(140,595)
Other receivables	126	790	(8,486)	2,320
Prepaid expenses - related party	(2,011)	(12,654)	(625)
Deferred tax assets	(2,995)	(18,848)	(16,734)	(7,879)
Deferred tax liabilities	(96)	(602)
Other non-current assets	(1,422)	(8,950)	(11,500)	(4,700)
Accrued expenses and other current liabilities	1,190	7,489	60,033	45,364
Income tax payable	(2,302)	(14,489)	13,120	(35,054)
Deferred revenue	(145)	(913)	(304)
Net cash provided by (used in) operating activities	(10,935)	(68,826)	158,924	18,632
Cash flows from investing activities:
Purchases of property and equipment	(2,941)	(18,510)	(50,733)	(31,811)
Proceeds from disposal of office building to a related party (Note 21(a))			114,574
Release / (Increase) of restricted cash (net)			(3,000)	5,000
Acquisition of non-controlling interest	(407)	(2,560)
Acquisition of subsidiary, net of cash acquired	(1,403)	(8,831)
Funds advanced to related parties				(34,764)
Settlement of receivables due from a related party			27,000
Settlement of funds advanced to related parties				34,764
Proceeds from disposal of subsidiaries to related parties (net of cash disposed)			(7,846)	(500)
Net cash provided by (used in) investing activities	(4,751)	(29,901)	79,995	(27,311)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net of issuance costs			400,764
Issuance cost paid	(158)	(993)
Repayment of bank borrowing				(20,000)
Dividends paid to shareholders	(483)	(3,044)	(254,803)	(1,422)
Funds advanced from a related party				72,552
Settlement of funds advanced from a related party				(72,552)
Capital injected by a shareholder prior to listing			2,057	204,000
Net cash provided by (used in) financing activities	(641)	(4,037)	148,018	182,578
Net increase (decrease) in cash and cash equivalents	(16,327)	(102,764)	386,937	173,899
Cash and cash equivalents at the beginning of the year	92,433	581,765	194,828	20,929
Cash and cash equivalents at the end of the year	76,106	479,001	581,765	194,828
Supplemental disclosure of cash flows information
Income tax paid	8,197	51,588	72,401	92,918
Interest paid				147
Non-cash investing activities
Accounts receivable due from a developer subsequently designated as payment for the acquisition of the office building from the same developer			25,890	9,395
Increase of payable for acquisition of the office building				61,492
Non-cash financing activities
Dividend declared but not paid	$ 1,931	12,153	15,197